Concentration of Risk - Schedule of Group’s Concentration of Customers and Suppliers (Details) - Customer Concentration Risk [Member]	6 Months Ended			12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Customer A [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	36.00%		56.00%	21.00%		0.00%	0.00%
Customer A [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	11.00%			0.00%		0.00%	0.00%
Customer A [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer A [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer B [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				20.00%		45.00%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	21.00%			38.00%		72.00%	0.00%
Customer B [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer B [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer C [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	22.00%		19.00%	17.00%		0.00%	0.00%
Customer C [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	23.00%			14.00%		0.00%	0.00%
Customer C [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer C [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer D [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	21.00%		0.00%	12.00%		0.00%	0.00%
Customer D [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	19.00%			17.00%		0.00%	0.00%
Customer D [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer D [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer E [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	21.00%		0.00%			31.00%	0.00%
Customer E [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	14.00%			0.00%		0.00%	0.00%
Customer E [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				71.00%		0.00%	0.00%
Customer E [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage				0.00%		0.00%	0.00%
Customer F [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%			23.00%	0.00%
Customer F [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%	[1]			[1],[2]	28.00%	0.00%
Customer F [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage				29.00%		0.00%	0.00%
Customer F [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage				100.00%		0.00%	0.00%

[1]	Less than 10%.
[2]	Less than 10%.